Notes Payable (Narrative) (Details) - USD ($)						1 Months Ended											3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 11, 2019	Aug. 15, 2019	Aug. 06, 2019	Jul. 02, 2019	Apr. 01, 2019	Nov. 25, 2019	Nov. 18, 2019	Sep. 27, 2019	Aug. 29, 2019	Jun. 18, 2019	May 28, 2019	Apr. 29, 2019	Mar. 28, 2019	Feb. 22, 2019	Jan. 16, 2019	May 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2018	Dec. 31, 2017	Feb. 06, 2019	Dec. 31, 2016
Debt Instrument [Line Items]
Notes Payable																	$ 71,228		$ 4,524,347	$ 71,228		$ 1,607		$ 15,223
Interest rate																	5.25%		5.50%	5.25%		6.00%		2.50%
Debt maturity																				Dec. 31, 2025		Dec. 31, 2019		Jul. 15, 2020
Interest accretion																	$ 579,920			$ 808,853		$ 644,055
Share Issued																50,000
Stock issued in excahnge of reduction in short- term notes value																$ 100,000			$ 1,367,500		$ 637,000	$ 637,000	$ 60,000
Accrued interest																						4.00%
Number of Common shares exchange																									38,625
Unexercised warrants outstanding																	$ 84,373			$ 84,373		$ 277,342
Unexercised warrants price per share																				$ 4		$ 4
Expiration period																	36 months			36 months		36 months
Exercise price																	$ 1.325			$ 1.325		$ 1.325
Outstanding warrants expired																				between March 2022 and November 2022		between November 29, 2021 and April 17, 2022
Monthly lease payment																				$ 1,500		$ 1,500
Lease term																	6 years			6 years
Individual [Member]
Debt Instrument [Line Items]
Debt maturity																						Mar. 31, 2021
Accrued interest																						6.25%
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Notes Payable					$ 225,000								$ 225,000
Amounts withdraw													56,250
Debt discount					$ 25,000								$ 20,000
Interest rate					10.00%								10.00%
Debt maturity					Apr. 30, 2020								Nov. 30, 2020
Percentage of lowest traded price					70.00%								70.00%
Conversion price													$ 3
Convertible Notes Payable Three [Member] | Investor [Member]
Debt Instrument [Line Items]
Share Issued					25,000
Convertible Notes Payable Three [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage					125.00%								125.00%
Convertible Notes Payable Three [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage					110.00%								110.00%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Notes Payable															$ 382,000
Amounts withdraw																						$ 112,500
Debt discount															$ 38,200
Interest rate															12.00%
Debt maturity															Jun. 30, 2019
Interest expense																	$ 156,456			$ 216,724		89,279
Interest accretion																						644,055
Prepayment penalties																						134,461
Percentage of lowest traded price															70.00%
Conversion price															$ 3
Convertible Notes Payable [Member] | Transaction One [Member]
Debt Instrument [Line Items]
Available borrowings																						$ 56,250
Convertible Notes Payable [Member] | Investor [Member]
Debt Instrument [Line Items]
Share Issued															92,271
Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage															125.00%
Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage															110.00%
Convertible Notes Payable Six [Member]
Debt Instrument [Line Items]
Notes Payable										$ 366,120
Debt discount										$ 27,120
Interest rate										8.00%
Debt maturity										May 31, 2020
Prepayment penalties, percentage										120.00%
Percentage of lowest traded price										75.00%
Convertible Notes Payable one [Member]
Debt Instrument [Line Items]
Notes Payable														$ 200,000
Amounts withdraw													$ 56,250
Debt discount														$ 20,000
Interest rate														5.00%
Debt maturity													Mar. 31, 2020	Nov. 30, 2019
Percentage of lowest traded price														70.00%
Conversion price														$ 3
Convertible Notes Payable one [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage														125.00%
Convertible Notes Payable one [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage														110.00%
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Notes Payable											$ 322,580
Debt discount											$ 22,580
Interest rate											8.00%
Debt maturity											May 31, 2020
Prepayment penalties, percentage											120.00%
Percentage of lowest traded price											75.00%
Conversion price											$ 2.75
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Notes Payable												$ 1,325,000
Debt discount												$ 92,750
Interest rate												8.00%
Debt maturity												Apr. 30, 2020
Prepayment penalties, percentage												120.00%
Percentage of lowest traded price												75.00%
Conversion price												$ 2.75
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Notes Payable													$ 225,000
Amounts withdraw													112,500
Debt discount													$ 20,000
Interest rate													10.00%
Debt maturity													Mar. 31, 2020
Percentage of lowest traded price													70.00%
Conversion price													$ 3
Convertible Notes Payable Two [Member] | Investor [Member]
Debt Instrument [Line Items]
Share Issued													25,000
Convertible Notes Payable Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage													125.00%
Convertible Notes Payable Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage													110.00%
Notes Payable Three [Member]
Debt Instrument [Line Items]
Interest rate																						6.25%
Debt maturity																						Aug. 31, 2019
Financial Institution [Member]
Debt Instrument [Line Items]
Notes Payable																	$ 724			$ 724		$ 153
Debt maturity																				Jul. 31, 2020		Jun. 30, 2022
Monthly lease payment																				$ 18,080
Lease term																	5 years			5 years		5 years
Lease expiration date																				Dec. 31, 2021
Financial Institution [Member] | Financing lease [Member]
Debt Instrument [Line Items]
Interest rate																	8.99%			8.99%
Monthly lease payment																				$ 679
Lease term																	6 years			6 years
Lease expiration date																				Dec. 31, 2025
Financial Institution [Member] | Maximum [Member]
Debt Instrument [Line Items]
Notes Payable																	$ 461			$ 461		$ 461
Interest rate																	4.75%			4.75%		4.75%
Debt maturity																						Jul. 31, 2020
Monthly lease payment																				$ 1,413
Lease term																	3 years			3 years
Financial Institution [Member] | Minimum [Member]
Debt Instrument [Line Items]
Notes Payable																	$ 263			$ 263		$ 253
Interest rate																	4.50%			4.50%		4.00%
Debt maturity																				Jul. 31, 2019		Jul. 31, 2019
Monthly lease payment																				$ 4,530
Lease term																	2 years			2 years
Bank [Member]
Debt Instrument [Line Items]
Interest rate																	3.10%			3.10%		3.10%
Debt maturity																				May 31, 2020		Dec. 31, 2019
Notes Payable Five [Member]
Debt Instrument [Line Items]
Interest rate																						10.00%
Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate																						8.00%
Notes Payable One [Member]
Debt Instrument [Line Items]
Interest rate																						8.00%
Notes Payable Two [Member]
Debt Instrument [Line Items]
Interest rate																						6.25%
Notes Payable Four [Member]
Debt Instrument [Line Items]
Interest rate																						6.25%
Mortgage Payable [Member]
Debt Instrument [Line Items]
Notes Payable																										$ 34,435
Interest rate																										4.75%
Unsecured note payble [Member]
Debt Instrument [Line Items]
Notes Payable																	$ 150,000			$ 150,000
Interest rate																	3.00%			3.00%
Debt maturity																				Nov. 30, 2021
Convertible Notes Payable Seven [Member]
Debt Instrument [Line Items]
Notes Payable				$ 165,000
Debt discount				$ 16,500
Interest rate				8.00%
Debt maturity				Jul. 31, 2020
Prepayment penalties, percentage				120.00%
Percentage of lowest traded price				75.00%
Convertible Notes Payable Eight [Member]
Debt Instrument [Line Items]
Notes Payable		$ 225,000
Debt discount		$ 15,000
Interest rate		6.00%
Debt maturity		Aug. 31, 2020
Prepayment penalties, percentage		120.00%
Percentage of lowest traded price		75.00%
Convertible Notes Payable Nine [Member]
Debt Instrument [Line Items]
Notes Payable			$ 220,000
Debt discount			$ 20,000
Interest rate			12.00%
Debt maturity			Aug. 31, 2020
Prepayment penalties, percentage			120.00%
Percentage of lowest traded price			75.00%
Convertible Notes Payable Ten [Member]
Debt Instrument [Line Items]
Notes Payable									$ 234,726
Debt discount									$ 16,376
Interest rate									8.00%
Debt maturity									Aug. 31, 2020
Prepayment penalties, percentage									120.00%
Percentage of lowest traded price									75.00%
Convertible Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Notes Payable								$ 225,000
Debt discount								$ 13,500
Interest rate								8.00%
Debt maturity								Jun. 30, 2020
Percentage of lowest traded price								75.00%
Convertible Notes Payable Eleven [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage								125.00%
Convertible Notes Payable Eleven [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage								110.00%
Convertible Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Notes Payable							$ 55,000
Debt discount							$ 5,000
Interest rate							8.00%
Debt maturity							Nov. 30, 2020
Percentage of lowest traded price							70.00%
Convertible Notes Payable Twelve [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage							125.00%
Convertible Notes Payable Twelve [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage							115.00%
Convertible Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Notes Payable							$ 110,000
Debt discount							$ 10,000
Interest rate							8.00%
Debt maturity							Nov. 30, 2020
Percentage of lowest traded price							70.00%
Convertible Notes Payable Thirteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage							125.00%
Convertible Notes Payable Thirteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage							115.00%
Convertible Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Notes Payable	$ 220,430
Debt discount	$ 15,430
Interest rate	8.00%
Debt maturity	Dec. 31, 2020
Percentage of lowest traded price	75.00%
Conversion price	$ 0.46
Convertible Notes Payable Fourteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage	130.00%
Convertible Notes Payable Fourteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage	120.00%
Convertible Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Notes Payable						$ 1,000,000
Debt discount						$ 70,000
Interest rate						8.00%
Debt maturity						Nov. 30, 2020
Percentage of lowest traded price						75.00%
Conversion price						$ 0.46
Percentage of redemption premium						115.00%